Intangible Assets (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 18, 2021	Jan. 14, 2021	Oct. 22, 2019	Jan. 31, 2019	Mar. 02, 2018	Feb. 28, 2018
Statement [Line Items]
Impairment loss		$ 176,450
Common shares issued	1,167,339		316,000	89,031		27,769	50,000	500,000
RTIC Patents [Member]
Statement [Line Items]
Impairment loss		$ 6,625,246
Thrudermic, LLC [Member]
Statement [Line Items]
Impairment loss	$ 610,596
Common shares issued							50,000
Price per share							$ 1
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Milestone payments	3,000,000
Altum Pharmaceuticals Inc. [Member] | Annual net sales up to $50 million [Member]
Statement [Line Items]
Annual net sales	$ 50,000,000
Royalties payment, percentage	8.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales on the next $25 million [Member]
Statement [Line Items]
Annual net sales	$ 25,000,000
Royalties payment, percentage	10.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales above $75 million [Member]
Statement [Line Items]
Annual net sales	$ 75,000,000
Royalties payment, percentage	12.50%
Altum Pharmaceuticals Inc. [Member] | Third person [Member]
Statement [Line Items]
Upfront payment percentage	30.00%
Altum Pharmaceuticals Inc. [Member] | First commercial sale [Member]
Statement [Line Items]
Milestone payments	$ 10,000,000
Altum Pharmaceuticals Inc. [Member] | New Drug Application [Member]
Statement [Line Items]
Milestone payments	5,000,000
Solmic Patents [Member]
Statement [Line Items]
Consideration paid					$ 10,000
Patents					$ 50,000
Impairment loss	$ 75,611